Subsequent Events (Details) - Subsequent Event - ShoCard $ in Millions	Feb. 28, 2020 USD ($)
Subsequent Events
Total purchase price	$ 5.5
Contingent consideration payable on first anniversary	3.1
Contingent consideration payable on second anniversary	$ 2.3